SUPPLEMENTAL CASH FLOW DISCLOSURE (Variations in non-cash transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Cash flow statement [Abstract]
Additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$ (4,641)	$ 13,751
Proceeds on disposal of property, plant and equipment included in other current assets	0	(375)
Additions to right-of-use assets included in lease obligations	3,504	16,189
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	4,515	7,552
Deferred compensation credited to contributed surplus	(2,075)	0
Non-cash ascribed value credited to contributed surplus for dividends attributed to restricted share units	$ 943	$ 336